Non-current assets held for sale	12 Months Ended
Dec. 31, 2022
Non-current Assets Held For Sale
Non-current assets held for sale

10.	Non-current assets held for sale

As of December 31, 2022, 2021 and 2020, the total amount of non-current assets held for sale includes assets not in use and other tangible assets. The variation of the caption "Non-current assets held for sale" is as follows:

Thousand of reais	2022	2021	2020

Balance at beginning of year	1,065,420	1,362,602	1,580,496
Loan repayments - repossession of assets	201,391	235,904	445,173
Capital Increase in Companies held for sale	56,512	66,197	-
Sales	(413,777)	(599,283)	(663,067)
Final balance, gross	909,546	1,065,420	1,362,602
Impairment losses (1)	(210,410)	(249,075)	(269,693)
Impairment as a percentage of foreclosed assets	23.13%	23.38%	19.79%
Balance at end of year	699,136	816,345	1,092,909
(1)	In 2022, includes the amount of R$196,649 (2021 – R$182,448 and 2020 – R$24,751) of reversal of provisions for depreciation on real estate and R$2,053 (2021 – R$2,194) of provisions for depreciation on vehicles, constituted based on appraisal reports prepared by a specialized external consultancy, accounted for as a provision for non-recovery losses (“impairment”).